Employee Benefit Plan, Description of Plan (Details) - ESPP - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 25,000
EBP, Investment, Number of Shares	2,000,000
Shares reserved for future use	1,073,204
Maximum discounted purchase price	85.00%
Maximum aggregate number of shares subject to issuance reserved for future use	110,984	126,355	155,704